TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Income (Loss) before Taxes on Income
Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2011	2012	2013

Domestic	$1,223	$1,670	$(829)
Foreign	1,252	1,051	641

	$2,475	$2,721	$(188)

Schedule of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current taxes	$(125)	$(101)	$(204)
Deferred taxes	-	1,223	205

	$(125)	$1,122	$1

Domestic	$-	$1,223	$205
Foreign	(125)	(101)	(204)

	$(125)	$1,122	$1

Schedule of Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2012	2013

Carryforward losses (1)	$3,891	$3,405
Intangible assets	31	13
Research and development expenses	124	596
Accrued severance pay	28	22
Accrued vacation pay	38	41

Net deferred tax assets before valuation allowance	4,112	4,077
Valuation allowance	(2,889)	(2,649)

Net deferred tax assets	$1,223	$1,428

(1)	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010, 2011 and 2013).

	December 31,
	2012	2013
Domestic:
Current deferred tax asset, net	$785	$913
Non-current deferred tax asset, net	438	515

	$1,223	$1,428

Reconciliation of Income Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2011	2012	2013

Income (loss) before taxes, as reported in the consolidated statements of operations	$2,475	$2,721	$(188)

Statutory tax rate	24%	25%	25%

Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	$594	$680	$(47)
Income tax at rate other than the Israeli statutory tax rate	29	4	46
Tax advances and non-deductible expenses including equity based compensation expenses	278	349	215
Deferred taxes on losses and other temporary differences	-	(1,223)	-
Difference between financial statements measurement of income and tax basis	(165)	(347)	(55)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(625)	(636)	(97)
Tax adjustment in respect of different tax rates	-	-	(95)
Taxes in respect to prior years	14	43	32
Other individually immaterial income tax item	-	8	-

Actual tax expense (benefit)	$125	$(1,122)	$(1)

Reconciliation of Unrecognized Tax Benefits
h.	A reconciliation of the beginning and ending amounts of unrecognized tax benefits in the years ended December 31, 2012 and December 31, 2013 are as follows:

Gross unrecognized tax benefits as of January 1, 2012	$-
Increase in tax position for current year	204
Gross unrecognized tax benefits as of December 31, 2012	204
Increase in tax position for current year	-
Gross unrecognized tax benefits as of December 31, 2013	$204